Finance Income (Expenses), Net	12 Months Ended
Dec. 31, 2018
Finance Income (Expenses), Net [Abstract]
FINANCE INCOME (EXPENSES), NET

NOTE 18: FINANCE INCOME (EXPENSES), NET

	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Finance expenses:
Issuance cost related to warrants to investors	-	329	-
Bank account management fees and commissions	7	8	7
Exchange differences	28	-	-

Total finance expenses	35	337	7

Finance income:
Revaluation of warrants to purchase ADS’s	974	765	-
Revaluation of marketable securities	2,753	-	-
Interest income on bank deposits	87	16	-
Exchange differences	-	21	23

Total finance income	3,814	802	23

Finance income, net	3,779	465	16